Deposits for Business Acquisition (Details) - USD ($)	Apr. 05, 2025	Aug. 31, 2024
Sunflower Energy Holding Limited [Member]
Deposits for Business Acquisition [Line Items]
Prepayment in aggregate amount		$ 18,520,126
Forecast [Member] | MeinMalzeBier Holdings Limited [Member]
Deposits for Business Acquisition [Line Items]
Equity interest	51.00%
Cash consideration	$ 3,978,000
Forecast [Member] | Class A Ordinary Shares [Member] | MeinMalzeBier Holdings Limited [Member]
Deposits for Business Acquisition [Line Items]
Ordinary shares issued (in Shares)	4,680,000